Consolidated Statements of Changes in Equity $ in Thousands	CAD ($) shares	Issued capital [member] CAD ($) shares	Warrants [member] CAD ($)	Stock options [member] CAD ($)	Accumulated deficit [member] CAD ($)	Accumulated other comprehensive income [member] CAD ($)	Non-controlling interests [member] CAD ($)
Balance at Dec. 31, 2016	$ 33,677	$ 33,590	$ 3,983	$ 735	$ (6,215)	$ 1,584
Balance, shares at Dec. 31, 2016 | shares		121,725,748
Shares issued	49,594	$ 49,594
Shares issued, shares | shares		19,852,301
Share issuance costs	(2,767)	$ (2,767)
Vesting of options	1,862			1,862
Options exercised	$ 591	$ 899		(308)
Options exercised, shares | shares	571,246	571,246
Warrants exercised	$ 1,624	$ 2,243	(619)
Warrants exercised, shares | shares		7,211,308
Net income (loss)	2,491				2,491
Other comprehensive income (loss)	(704)					(704)
Balance at Dec. 31, 2017	86,368	$ 83,559	3,364	2,289	(3,724)	880
Balance, shares at Dec. 31, 2017 | shares		149,360,603
Shares issued	146,032	$ 146,032
Shares issued, shares | shares		15,677,143
Share issuance costs	(9,577)	$ (9,577)
Vesting of options	4,238			4,238
Options exercised	$ 584	$ 746		(162)
Options exercised, shares | shares	597,379	377,698
Warrants exercised	$ 2,800	$ 4,616	(1,816)
Warrants exercised, shares | shares		13,114,336
Share appreciation rights exercised	(21)	$ 124		(124)	(21)
Share appreciation rights exercised, shares | shares		190,242
Contribution by non-controlling interests	371						$ 371
Net income (loss)	(19,205)				(18,970)		(235)
Other comprehensive income (loss)	50					50
Balance at Dec. 31, 2018	$ 211,640	$ 225,500	$ 1,548	$ 6,241	$ (22,715)	$ 930	$ 136
Balance, shares at Dec. 31, 2018 | shares		178,720,022